Schedule of Investments (unaudited)
July 31, 2026
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 BrandywineGLOBAL — Global Income Opportunities Fund Inc.

(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Corporate Bonds & Notes — 64.4%
Communication Services — 9.0%
Diversified Telecommunication Services — 1.8%
Lumen Technologies Inc., Senior Notes	4.500%	1/15/29	1,500,000	$1,430,625 (a)(b)
Zayo Group Holdings Inc., Senior Secured Notes	9.250%	3/9/30	1,180,304	1,180,487 (a)(b)
Total Diversified Telecommunication Services				2,611,112
Interactive Media & Services — 3.5%
GrubHub Holdings Inc., Senior Secured Notes (7.000% Cash and 6.000% PIK)	13.000%	7/31/30	5,993,099	5,078,417 (a)(c)
Media — 2.0%
iHeartCommunications Inc., Senior Secured Notes	9.125%	5/1/29	2,000,000	1,855,000 (a)(b)
Univision Communications Inc., Senior Secured Notes	8.500%	7/31/31	1,000,000	998,511 (a)(b)
Total Media				2,853,511
Wireless Telecommunication Services — 1.7%
Vmed O2 UK Financing I PLC, Senior Secured Notes	4.750%	7/15/31	3,000,000	2,374,975 (a)(b)

Total Communication Services				12,918,015
Consumer Discretionary — 9.1%
Hotels, Restaurants & Leisure — 3.0%
Affinity Interactive, Senior Secured Notes	6.875%	12/15/27	3,000,000	1,485,555 (a)
GPS Hospitality Holding Co. LLC/GPS Finco Inc., Senior Secured Notes	7.000%	8/15/28	1,225,000	508,375 (a)
Resorts World Las Vegas LLC/RWLV Capital Inc., Senior Notes	4.625%	4/16/29	2,500,000	2,251,295 (a)(b)
Total Hotels, Restaurants & Leisure				4,245,225
Household Durables — 3.7%
Dream Finders Homes Inc., Senior Notes	6.875%	9/15/30	2,750,000	2,686,444 (a)(b)
K Hovnanian Enterprises Inc., Senior Notes	8.000%	4/1/31	2,500,000	2,550,222 (a)(b)
Total Household Durables				5,236,666
Specialty Retail — 2.4%
Petco Health & Wellness Co. Inc., Senior Secured Notes	8.250%	2/1/31	3,500,000	3,513,808 (a)(b)

Total Consumer Discretionary				12,995,699
Energy — 20.8%
Energy Equipment & Services — 0.7%
Constellation Oil Services Holding SA, Senior Secured Notes	9.375%	11/7/29	1,000,000	1,056,000 (a)(b)
Oil, Gas & Consumable Fuels — 20.1%
Diamondback Energy Inc., Senior Notes	6.250%	3/15/53	2,500,000	2,481,437 (b)
Geopark Ltd., Senior Notes	8.750%	1/31/30	2,730,000	2,756,507 (a)(b)
NFE Brazil Financing Ltd., Senior Notes	12.000%	6/19/29	4,124,847	3,722,674 (a)
NFE Financing LLC, Senior Secured Notes	12.000%	11/15/29	5,517,986	1,803,609 *(a)(d)
OHI Group SA, Senior Secured Notes	13.000%	7/22/29	950,000	963,851 (a)(b)
PBF Holding Co. LLC/PBF Finance Corp., Senior Notes	7.875%	9/15/30	1,960,000	2,035,607 (a)(b)
Petroleos del Peru SA, Senior Notes	5.625%	6/19/47	930,000	666,526 (a)(b)
SierraCol Energy Andina LLC, Senior Notes	6.000%	6/15/28	618,000	600,965 (a)(b)
SierraCol Energy Andina LLC/SierraCol Energy Arauca/Colombia Energy Development, Senior Notes	9.000%	11/14/30	2,260,000	2,259,853 (a)(b)
Teine Energy Ltd., Senior Notes	6.875%	4/15/29	4,000,000	4,003,328 (a)(b)
Venture Global LNG Inc., Junior Subordinated Notes (9.000% to 9/30/29 then 5 year Treasury Constant Maturity Rate + 5.440%)	9.000%	9/30/29	2,250,000	2,242,406 (a)(b)(e)(f)
Yinson Bergenia Production BV, Senior Secured Notes	8.498%	1/31/45	2,473,729	2,654,236 (a)(b)
See Notes to Schedule of Investments.

BrandywineGLOBAL — Global Income Opportunities Fund Inc. 2026 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
July 31, 2026
 BrandywineGLOBAL — Global Income Opportunities Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Oil, Gas & Consumable Fuels — continued
YPF SA, Senior Notes	8.250%	1/17/34	2,340,000	$2,470,889 (a)
Total Oil, Gas & Consumable Fuels				28,661,888

Total Energy				29,717,888
Financials — 12.6%
Banks — 4.3%
Bank of America Corp., Subordinated Notes	7.750%	5/14/38	5,305,000	6,150,896 (b)
Capital Markets — 5.9%
BW Real Estate Inc., Senior Notes (9.500% to 3/30/30 then 5 year Treasury Constant Maturity Rate + 5.402%)	9.500%	3/30/30	1,920,000	1,938,991 (a)(b)(e)(f)
Goldman Sachs Group Inc., Subordinated Notes	6.750%	10/1/37	3,500,000	3,719,028 (b)
Jefferies Finance LLC/JFIN Co-Issuer Corp., Senior Secured Notes	6.625%	10/15/31	2,750,000	2,703,026 (a)(b)
Total Capital Markets				8,361,045
Consumer Finance — 2.4%
PRA Group Inc., Senior Notes	5.000%	10/1/29	3,700,000	3,507,378 (a)(b)

Total Financials				18,019,319
Health Care — 1.7%
Health Care Providers & Services — 1.7%
Prime Healthcare Services Inc., Senior Secured Notes	9.375%	9/1/29	2,290,000	2,388,802 (a)(b)

Industrials — 5.0%
Industrial Conglomerates — 2.1%
Icahn Enterprises LP/Icahn Enterprises Finance Corp., Senior Secured Notes	9.750%	1/15/29	2,980,000	2,969,965 (b)
Passenger Airlines — 1.2%
JetBlue Pass-Through Trust, 2019-1 B	8.000%	5/15/29	1,660,318	1,670,266 (b)
Professional Services — 1.7%
Concentrix Corp., Senior Notes	6.850%	8/2/33	2,700,000	2,474,550 (b)

Total Industrials				7,114,781
Materials — 4.2%
Chemicals — 1.9%
Cerdia Finanz GmbH, Senior Secured Notes	9.375%	10/3/31	3,000,000	2,667,780 (a)(b)
Metals & Mining — 2.3%
First Quantum Minerals Ltd., Senior Notes	8.625%	6/1/31	1,200,000	1,249,889 (a)
First Quantum Minerals Ltd., Senior Notes	7.250%	2/15/34	2,000,000	2,038,772 (a)
Total Metals & Mining				3,288,661

Total Materials				5,956,441
Real Estate — 1.6%
Specialized REITs — 1.6%
QTS Fayetteville I DC1-2 LLC/QTS TRS Fayetteville I DC1-2 LLC, Senior Secured Notes	5.700%	4/15/36	2,500,000	2,287,680 (a)(b)

Utilities — 0.4%
Electric Utilities — 0.4%
Empresa Distribuidora Y Comercializadora Norte, Senior Notes	9.750%	10/24/30	571,445	587,588 (a)

Total Corporate Bonds & Notes (Cost — $95,650,813)				91,986,213
See Notes to Schedule of Investments.

BrandywineGLOBAL — Global Income Opportunities Fund Inc. 2026 Quarterly Report

 BrandywineGLOBAL — Global Income Opportunities Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Sovereign Bonds — 39.3%
Argentina — 3.2%
Argentine Republic Government International Bond, Senior Notes, Step bond (0.750% to 7/9/27 then 1.750%)	0.750%	7/9/30	2,176,000	$1,905,088
Argentine Republic Government International Bond, Senior Notes, Step bond (4.125% to 7/9/27 then 4.750%)	4.125%	7/9/35	3,300,000	2,616,900
Total Argentina				4,521,988
Brazil — 12.1%
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/31	70,715,000 BRL	12,099,942
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/35	33,350,000 BRL	5,186,112
Total Brazil				17,286,054
Chile — 3.2%

Bonos de la Tesoreria de la Republica en pesos, Bonds	6.000%	4/1/33	4,200,000,000 CLP	4,609,743 (g)
Colombia — 6.7%
Colombia Government International Bond, Senior Notes	8.000%	4/20/33	6,800,000	7,350,800 (b)
Colombia Government International Bond, Senior Notes	5.625%	2/19/36	2,000,000 EUR	2,257,081
Total Colombia				9,607,881
Mexico — 14.1%
Mexican Bonos, Bonds	8.000%	11/7/47	170,400,000 MXN	8,361,499
Mexican Bonos, Bonds	8.000%	7/31/53	146,000,000 MXN	7,089,045
Mexican Bonos, Senior Notes	7.750%	11/13/42	94,100,000 MXN	4,587,193
Total Mexico				20,037,737

Total Sovereign Bonds (Cost — $57,011,583)				56,063,403
Collateralized Mortgage Obligations(h) — 26.2%
Banc of America Merrill Lynch Commercial Mortgage Trust, 2017-BNK3 XA, IO	0.990%	2/15/50	34,340,857	13,091 (f)
BANK, 2017-BNK4 XA, IO	1.320%	5/15/50	3,620,475	18,327 (f)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Credit Risk, 2022-MN4 B1 (30 Day Average SOFR + 9.500%)	13.116%	5/25/52	1,243,337	1,459,382 (a)(f)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Credit Risk Trust, 2023-MN6 B1 (30 Day Average SOFR + 9.250%)	12.866%	5/25/43	1,230,000	1,471,647 (a)(f)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5071 IB, IO	4.500%	10/25/48	11,982,425	2,766,168
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Trust, 2022-DNA4 M2 (30 Day Average SOFR + 5.250%)	8.866%	5/25/42	2,360,000	2,440,885 (a)(b)(f)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Trust, 2022-DNA5 M1B (30 Day Average SOFR + 4.500%)	8.116%	6/25/42	3,700,000	3,818,224 (a)(b)(f)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Trust, 2022-HQA3 M1B (30 Day Average SOFR + 3.550%)	7.166%	8/25/42	500,000	513,670 (a)(b)(f)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Trust, 2023-HQA1 M1A (30 Day Average SOFR + 2.000%)	5.616%	5/25/43	416,468	418,480 (a)(f)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Trust, 2019-DNA2 M2 (30 Day Average SOFR + 2.564%)	6.181%	3/25/49	379,673	384,329 (a)(f)
Federal National Mortgage Association (FNMA) — CAS, 2022-R04 1B1 (30 Day Average SOFR + 5.250%)	8.866%	3/25/42	3,240,000	3,327,030 (a)(b)(f)
Federal National Mortgage Association (FNMA) — CAS, 2022-R05 2M2 (30 Day Average SOFR + 3.000%)	6.616%	4/25/42	3,834,637	3,882,457 (a)(b)(f)
Government National Mortgage Association (GNMA), 2020-86 GI, IO	4.000%	6/20/50	12,438,660	2,751,514
Government National Mortgage Association (GNMA), 2021-201 BI, IO	3.000%	11/20/51	23,928,149	3,949,712
See Notes to Schedule of Investments.

BrandywineGLOBAL — Global Income Opportunities Fund Inc. 2026 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
July 31, 2026
 BrandywineGLOBAL — Global Income Opportunities Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations(h) — continued
Government National Mortgage Association (GNMA), 2022-63 IO, IO, PAC	4.000%	4/20/52	11,126,926	$1,667,324
Multifamily CAS Trust, 2023-01 M10 (30 Day Average SOFR + 6.500%)	10.116%	11/25/53	5,000,000	5,720,507 (a)(f)
Wells Fargo Commercial Mortgage Trust, 2021-C61 D	2.500%	11/15/54	2,500,000	1,838,849 (a)
Western Alliance Bank, 2022-CL4 M1 (30 Day Average SOFR + 2.250%)	5.866%	10/25/52	900,055	922,491 (a)(f)

Total Collateralized Mortgage Obligations (Cost — $38,797,335)				37,364,087
U.S. Government & Agency Obligations — 11.5%
U.S. Government Obligations — 11.5%
U.S. Treasury Notes (3 mo. U.S. Treasury Money Market Yield + 0.099%)	3.951%	1/31/28	8,170,000	8,179,348 (f)
U.S. Treasury Notes (3 mo. U.S. Treasury Money Market Yield + 0.103%)	3.955%	4/30/28	8,170,000	8,179,596 (f)

Total U.S. Government & Agency Obligations (Cost — $16,357,002)				16,358,944
Mortgage-Backed Securities — 9.6%
GNMA — 9.6%
Government National Mortgage Association (GNMA) II (Cost — $13,619,672)	6.000%	10/20/53- 4/20/55	13,458,230	13,760,331 (b)

Convertible Bonds & Notes — 3.1%
Communication Services — 2.3%
Media — 2.3%
EchoStar Corp., Senior Secured Notes (3.875% Cash or 3.875% PIK)	3.875%	11/30/30	1,256,366	3,310,876 (c)

Information Technology — 0.8%
Software — 0.8%
IREN Ltd., Senior Notes	0.000%	7/1/31	1,475,000	1,129,850 (a)

Total Convertible Bonds & Notes (Cost — $2,612,022)				4,440,726
Senior Loans — 3.0%
Communication Services — 1.9%
Wireless Telecommunication Services — 1.9%
Gogo Intermediate Holdings LLC, Initial Term Loan (1 mo. Term SOFR + 3.864%)	7.595%	4/30/28	3,000,000	2,729,535 (f)(i)(j)

Utilities — 1.1%
Independent Power and Renewable Electricity Producers — 1.1%
Long Ridge Energy LLC, Term Loan B (3 mo. Term SOFR + 4.500%)	8.232%	2/19/32	1,492,443	1,496,018 (f)(i)(j)

Total Senior Loans (Cost — $4,398,025)				4,225,553
Total Investments before Short-Term Investments (Cost — $228,446,452)				224,199,257
			Shares
Short-Term Investments — 22.8%
Money Market Funds — 15.9%
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares (Cost — $22,682,691)	3.646%		22,682,691	22,682,691 (k)(l)
		Maturity Date	Face Amount†
Sovereign Bonds — 6.9%
Egypt Treasury Bills	(2.904)%	8/11/26	126,900,000 EGP	2,483,143 (m)
See Notes to Schedule of Investments.

BrandywineGLOBAL — Global Income Opportunities Fund Inc. 2026 Quarterly Report

 BrandywineGLOBAL — Global Income Opportunities Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Sovereign Bonds — continued
Egypt Treasury Bills	22.963%	10/20/26	392,900,000 EGP	$7,336,916 (m)

Total Sovereign Bonds (Cost — $9,757,218)				9,820,059

Total Short-Term Investments (Cost — $32,439,909)				32,502,750
Total Investments — 179.9% (Cost — $260,886,361)				256,702,007
Liabilities in Excess of Other Assets — (79.9)%				(113,977,637)
Total Net Assets Applicable to Common Shareholders — 100.0%				$142,724,370

†	Face amount denominated in U.S. dollars, unless otherwise noted.
††	Represents less than 0.1%.
*	Non-income producing security.
(a)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(b)	All or a portion of this security is pledged as collateral pursuant to the loan agreement.
(c)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional securities.
(d)	The coupon payment on this security is currently in default as of July 31, 2026.
(e)	Security has no maturity date. The date shown represents the next call date.
(f)
Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(g)
Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the
Board of Directors.

(h)
Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(i)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.
(j)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.
(k)	Rate shown is one-day yield as of the end of the reporting period.
(l)
In this instance, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At July 31, 2026, the total market value of investments in Affiliated Companies was $22,682,691 and the cost was $22,682,691 (Note 2).

(m)	Rate shown represents yield-to-maturity.

Abbreviation(s) used in this schedule:
BRL	—	Brazilian Real
CAS	—	Connecticut Avenue Securities
CLP	—	Chilean Peso
EGP	—	Egyptian Pound
EUR	—	Euro
IO	—	Interest Only
MXN	—	Mexican Peso
PAC	—	Planned Amortization Class
PIK	—	Payment-In-Kind
REMIC	—	Real Estate Mortgage Investment Conduit
SOFR	—	Secured Overnight Financing Rate
See Notes to Schedule of Investments.

BrandywineGLOBAL — Global Income Opportunities Fund Inc. 2026 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
July 31, 2026
 BrandywineGLOBAL — Global Income Opportunities Fund Inc.
At July 31, 2026, the Fund had the following open futures contracts:
	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Depreciation
Contracts to Buy:
U.S. Treasury 5-Year Notes	230	9/26	$24,608,190	$24,374,609	$(233,581)
U.S. Treasury 10-Year Notes	232	9/26	25,401,335	25,056,000	(345,335)
United Kingdom Long Gilt Bonds	52	9/26	6,175,789	6,061,479	(114,310)
Net unrealized depreciation on open futures contracts					$(693,226)
At July 31, 2026, the Fund had the following open forward foreign currency contracts:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	9,704,775	MXN	168,800,000	Goldman Sachs Group Inc.	8/10/26	$(33,207)
CLP	5,580,000,000	USD	6,235,891	HSBC Securities Inc.	9/8/26	(232,556)
JPY	975,000,000	USD	6,033,864	JPMorgan Chase & Co.	10/23/26	135,243
EGP	149,000,000	USD	2,620,932	Goldman Sachs Group Inc.	10/27/26	185,482
Net unrealized appreciation on open forward foreign currency contracts						$54,962

Abbreviation(s) used in this table:
CLP	—	Chilean Peso
EGP	—	Egyptian Pound
JPY	—	Japanese Yen
MXN	—	Mexican Peso
USD	—	United States Dollar
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.
See Notes to Schedule of Investments.

BrandywineGLOBAL — Global Income Opportunities Fund Inc. 2026 Quarterly Report

Notes to Schedule of Investments (unaudited)
1. Organization and significant accounting policies
BrandywineGLOBAL — Global Income Opportunities Fund Inc. (the “Fund”) was incorporated in Maryland on October 27, 2010, and is registered as a non-diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund’s primary investment objective is to provide current income. As a secondary investment objective, the Fund will seek capital appreciation. There can be no assurance the Fund will achieve its investment objectives. The Fund seeks to achieve its investment objectives by investing, under normal market conditions, at least 80% of its assets in global fixed income securities.
The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.
(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors (the “Board”).
Pursuant to policies adopted by the Board, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.
The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.
For each portfolio security that has been fair valued pursuant to the policies adopted by the Board, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board quarterly.
The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other

BrandywineGLOBAL — Global Income Opportunities Fund Inc. 2026 Quarterly Report

Notes to Schedule of Investments (unaudited) (cont’d)
relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.
GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
•
Level 1 — unadjusted quoted prices in active markets for identical investments
•
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Corporate Bonds & Notes	—	$91,986,213	—	$91,986,213
Sovereign Bonds	—	56,063,403	—	56,063,403
Collateralized Mortgage Obligations	—	37,364,087	—	37,364,087
U.S. Government & Agency Obligations	—	16,358,944	—	16,358,944
Mortgage-Backed Securities	—	13,760,331	—	13,760,331
Convertible Bonds & Notes	—	4,440,726	—	4,440,726
Senior Loans	—	4,225,553	—	4,225,553
Total Long-Term Investments	—	224,199,257	—	224,199,257
Short-Term Investments†:
Money Market Funds	$22,682,691	—	—	22,682,691
Sovereign Bonds	—	9,820,059	—	9,820,059
Total Short-Term Investments	22,682,691	9,820,059	—	32,502,750
Total Investments	$22,682,691	$234,019,316	—	$256,702,007
Other Financial Instruments:
Forward Foreign Currency Contracts††	—	$320,725	—	$320,725
Total	$22,682,691	$234,340,041	—	$257,022,732
LIABILITIES
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments:
Futures Contracts††	$693,226	—	—	$693,226
Forward Foreign Currency Contracts††	—	$265,763	—	265,763
Total	$693,226	$265,763	—	$958,989

†	See Schedule of Investments for additional detailed categorizations.
††	Reflects the unrealized appreciation (depreciation) of the instruments.
2. Transactions with affiliated company
As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for all or some portion of the period ended July 31, 2026. The following transactions were effected

BrandywineGLOBAL — Global Income Opportunities Fund Inc. 2026 Quarterly Report

in such company for the period ended July 31, 2026.

	Affiliate Value at October 31, 2025	Purchased		Sold
		Cost	Shares	Proceeds	Shares
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	$7,485,304	$88,483,965	88,483,965	$73,286,578	73,286,578

(cont’d)	Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at July 31, 2026
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	—	$256,113	—	$22,682,691

BrandywineGLOBAL — Global Income Opportunities Fund Inc. 2026 Quarterly Report